Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans to principal officers, directors, and their affiliates
Beginning balance	$ 488	$ 829
New loans	45	44
Repayments	(89)	(385)
Ending balance	$ 444	$ 488